united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income Fund

Class A Shares (AFLEX)
Class C Shares (AFLKX)
Class I Shares (AFLIX)

April 30, 2019

Semi-Annual Report

Advised by:
Anfield Capital Management, LLC
4041 MacArthur Blvd.
Suite 155
Newport Beach, CA 92660
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.AnfieldFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

June 2019

Semi-Annual Letter to Shareholders of the Anfield Universal Fixed Income Fund (AFLIX)

The Universal Fixed Income Fund is just two months away from completing its full sixth year and overall, we are pleased with both its performance and asset growth since inception. We are also happy to report that the Fund has grown from approximately $232 million in total assets to nearly $303 million during the six months ended April 30, 2019 (the “Reporting Period”), representing over 30% growth. For the six months ended April 30, 2019, the Fund has returned 0.28%, -0.17% and 0.40% from A, C and I shares respectively, net of all fees and expenses.

Fund performance, which lagged broad fixed income markets for the six-month Reporting Period, suffered in November and December 2018 as interest rates fell due to fears of slowing global economic growth, sky-high asset prices, and a dimming outlook for corporate earnings. Amidst the volatility, investors took refuge in government bonds, which, as expected, strongly outperformed equities during the selloff.

The Fund’s corporate bond—both investment grade and high yield—and structured product positions suffered during November and December 2018; however, these sectors were outperformers in the following months as financial markets began 2019 with one of their best starts in years.

The Fund’s mortgage backed securities (MBS) holdings underperformed for the six-month Reporting Period, as interest rates continued to fall. Our MBS positions, which are a source of negative duration in the long end of the curve, were hit particularly hard when Federal Reserve (Fed) Chair Jerome Powell announced that the central bank was pivoting from its hawkish stance—namely, that interest rate hikes were effectively done for this year unless data proved otherwise. The Fed also hinted that its balance sheet reduction program could cease by the end of Q3 2019, which further pushed rates down.

Nevertheless, we remain skeptical that rates can go much lower. The U.S. economy, in our view, is strong, though not without its challenges; corporate earnings have proved resilient to analyst downgrades, and wages are still growing at a faster pace than any other point in this recovery. What’s more, the front end of the U.S. Treasury yield curve is inverted, and we don’t believe investors are properly compensated for adding duration. As such, we have elected to maintain our defensive posture, maintaining our focus on attractive, well-priced shorter term credits.

Overall, we believe the Fund remains well positioned for the economic and market environment we currently expect to see going forward, with a blend of conservative, defensive positions and carefully selected exposures designed to capitalize on a range of yield and price enhancement.

Economic and Market Commentary

●	Global equity indices were positive in April on a total return basis: the S&P 500 Index was up over 4%, the MSCI EAFE Index increased by nearly 3%, and the MSCI Emerging Market Index approximately 2%

●	The U.S. 10 Year Treasury yield began April at 2.41% and finished at 2.51% having peaked at 2.60% during the middle of the month

●	Fixed income markets were broadly flat, with the Bloomberg Barclay’s U.S. Aggregate Bond Index returning 0.03%, and the shorter-term U.S. Government Credit/ 1-3 Year up 0.23%

●	U.S. Q1 2019 GDP estimates came in at an annual rate of 3.2%, exceeding expectations of 2% growth. This was followed by a strong jobs report, as the Bureau of Labor Statistics reported 263,000 jobs were added in April and unemployment dropped to 3.6%. In addition, average hourly earnings increased 3.2% year-over-year, another consecutive print with wage gains greater than 3% on an annual basis

●	European economies managed only modest growth in the first quarter of 2019. Eurostat, the statistical office of the European Union, reported that GDP rose by 0.4% in the euro area compared with the previous quarter, while in the fourth quarter of 2018, growth rose by 0.2%

●	The outlook for Germany was particularly grim, as the Ifo Business Climate Index fell from 99.7 points in March to 99.2 points in April. “Companies are less satisfied with their current business situation.” according to the lfo Institute for Economic Research. “March’s gentle optimism regarding the coming months has evaporated”

●	China’s first quarter GDP rose 6.4% YoY, the same as that of the fourth quarter last year, 0.4% lower than that of the same period last year and 0.2% lower than that of 2018

Current Fixed Income Investment Strategy

●	Maintain a defensive position relative to interest rates, as we expect rates to continue to normalize from their low levels

●	Emphasize high quality yield enhancing corporate credit / MBS / ABS fixed income allocations

●	Remain vigilant and opportunistic while monitoring stretched high yield markets

●	Favor front-end of the yield curve as we are not being compensated to extend further out

o	Compensation beyond 2-3 years requires on boarding more risk than we feel prudent unless it is a special circumstance

●	Our investment strategy is summarized below:

Directional (top-down macro)	Defensive, positioned for higher rates; target duration between 1 to 3 years
Yield Curve	1 — 5 years (short-intermediate) mainly driven by directional, duration, sector, and yield views
Sector	Emphasize all grade yield enhancing corporate credits with strong cash positions and improving fundamentals & MBS and ABS allocations
Security Selection	Active and selective
Liquidity	Continue to focus on strong liquidity—which tends to be undervalued in uncertain markets
Volatility	Target between 1% and 2% annualized standard deviation

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA

CEO & Founder

4780-NLD-6/24/2019

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning future events such as the performance of the economy as a whole, and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Anfield Universal Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019, compared to its benchmark:

				Since
	Six Months	1 Year	5 Year	Inception(a)
Class A	0.28%	2.30%	2.49%	2.61%
Class A with 5.75% load	(5.51)%	(3.57)%	1.28%	1.58%
Class C	(0.17)%	1.57%	1.73%	1.82%
Class I	0.40%	2.56%	2.73%	2.86%
BofA Merrill Lynch US Dollar 3-Month Libor Constant Maturity Index(b)	1.34%	2.52%	1.03%	0.92%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2020 but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) at 1.50%, 2.25%, and 1.25% for Class A, Class C, and Class I shares, respectively. Without waiver or reimbursement the gross expenses and fees are 1.47%, 2.22% and 1.22% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus dated February 28, 2018. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a)	Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b)	The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Top Allocations	% of Net Assets
Bonds & Notes	91.0%
Term Loans	4.3%
Mutual Funds	3.2%
Preferred Stocks	0.5%
Exchange Traded Fund	0.1%
Closed End Fund	0.1%
Agency Pools *	0.0%
Municipal Bond *	0.0%
Other Assets Less Liabilities	0.8%
100.0%

*	Represents less than 0.1%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

Shares						Fair Value

	CLOSED END FUND - 0.1%
	DEBT FUND - 0.1%
14,405	BlackRock Floating Rate Income Strategies Fund, Inc.					$184,816
	TOTAL CLOSED END FUND (Cost $209,318)					184,816

	EXCHANGE TRADED FUND - 0.1%
	DEBT FUND - 0.1%
16,900	Invesco Senior Loan ETF					388,193
	TOTAL EXCHANGE TRADED FUND (Cost $420,719)					388,193

	MUTUAL FUNDS - 3.2%
	DEBT FUNDS - 3.2%
208,941	Fidelity Floating Rate High Income Fund - Institutional Class					1,999,563
727,882	Vanguard Short-Term Investment Grade Fund - Institutional Class					7,715,552
	TOTAL MUTUAL FUNDS (Cost $9,663,764)					9,715,115

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 91.0%
	AGENCY COLLATERAL CMO - 13.2%
$1,578,303	Fannie Mae Interest Strip*	2.5000	2/25/2028			114,151
778,973	Fannie Mae Interest Strip*	3.5000	11/25/2041			146,672
518,643	Fannie Mae Interest Strip* #	4.0000	11/25/2041			98,792
1,035,811	Fannie Mae Interest Strip* #	4.5000	11/25/2040			238,139
860,219	Fannie Mae Interest Strip* #	4.5000	7/25/2042			224,938
479,848	Fannie Mae Interest Strip* #	4.5000	7/25/2042			111,874
557,192	Fannie Mae Interest Strip*	5.0000	1/25/2039			105,823
2,256,987	Fannie Mae Interest Strip*	5.0000	12/25/2040			437,879
997,896	Fannie Mae Interest Strip*	5.5000	5/25/2033			198,586
675,965	Fannie Mae Interest Strip*	5.5000	8/25/2035			132,159
420,394	Fannie Mae Interest Strip*	5.5000	4/25/2036			92,734
922,701	Fannie Mae Interest Strip*	5.5000	1/25/2038			188,151
734,712	Fannie Mae Interest Strip* #	5.5000	5/25/2039			149,364
1,988,751	Fannie Mae Interest Strip*	6.0000	5/25/2039			454,006
747,350	Fannie Mae Interest Strip* #	6.0000	5/25/2039			154,631
502,028	Fannie Mae Interest Strip*	7.0000	2/25/2037			125,137
380,916	Fannie Mae Interest Strip* #	7.0000	8/25/2038			94,731
226,048	Fannie Mae Interest Strip*	7.5000	3/25/2037			50,577
22,291,593	Fannie Mae REMICS* ~	0.0300	6/25/2045	Monthly US LIBOR +	6.20%	37,535
392,454	Fannie Mae REMICS*	3.0000	8/25/2030			25,292
2,143,798	Fannie Mae REMICS* ~	3.0734	8/25/2042	Monthly US LIBOR +	5.55%	285,535
3,546,732	Fannie Mae REMICS*	3.5000	5/25/2044			457,221
5,774,853	Fannie Mae REMICS*	3.5000	12/25/2044			798,323
7,084,796	Fannie Mae REMICS*	3.5000	11/25/2045			975,920
3,863,645	Fannie Mae REMICS*	3.5000	2/25/2046			559,689
899,325	Fannie Mae REMICS*	3.5000	10/25/2047			164,138
3,654,560	Fannie Mae REMICS*	3.5000	12/25/2047			629,532
1,684,964	Fannie Mae REMICS*	3.5000	12/25/2047			278,482
334,781	Fannie Mae REMICS* ~	3.5234	1/25/2042	Monthly US LIBOR +	6.00%	48,628
444,515	Fannie Mae REMICS* ~	3.6734	4/25/2045	Monthly US LIBOR +	6.15%	79,469
412,006	Fannie Mae REMICS* ~	3.9734	12/25/2037	Monthly US LIBOR +	6.45%	59,348
5,183,706	Fannie Mae REMICS*	4.0000	4/25/2041			612,089
2,104,015	Fannie Mae REMICS*	4.0000	10/25/2041			189,447
3,830,629	Fannie Mae REMICS*	4.0000	5/25/2044			428,177
4,826,130	Fannie Mae REMICS*	4.0000	5/25/2047			589,982
3,214,731	Fannie Mae REMICS*	4.0000	10/25/2047			458,801

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	AGENCY COLLATERAL CMO - 13.2% (Continued)
$6,262,844	Fannie Mae REMICS*	4.0000	3/25/2048			$1,350,737
2,372,688	Fannie Mae REMICS*	4.0000	5/25/2048			374,934
2,324,586	Fannie Mae REMICS*	4.0000	5/25/2048			351,795
1,740,197	Fannie Mae REMICS* ~	4.0434	9/25/2037	Monthly US LIBOR +	6.52%	281,325
1,694,648	Fannie Mae REMICS* ~	4.0734	6/25/2038	Monthly US LIBOR +	6.55%	79,779
1,190,009	Fannie Mae REMICS* ~	4.1534	11/25/2036	Monthly US LIBOR +	6.63%	200,327
719,076	Fannie Mae REMICS* ~	4.1734	3/25/2036	Monthly US LIBOR +	6.65%	89,729
643,416	Fannie Mae REMICS* ~	4.1734	12/25/2036	Monthly US LIBOR +	6.65%	110,674
5,319,712	Fannie Mae REMICS* ~	4.2234	3/25/2042	Monthly US LIBOR +	6.70%	577,795
276,273	Fannie Mae REMICS* ~	4.2334	7/25/2035	Monthly US LIBOR +	6.71%	41,368
690,780	Fannie Mae REMICS* ~	4.2834	5/25/2037	Monthly US LIBOR +	6.76%	110,710
1,553,843	Fannie Mae REMICS* ~	4.2834	6/25/2037	Monthly US LIBOR +	6.76%	259,194
1,756,868	Fannie Mae REMICS*	4.5000	2/25/2043			308,037
1,130,166	Fannie Mae REMICS*	4.5000	9/25/2043			162,414
1,657,150	Fannie Mae REMICS*	4.5000	12/25/2047			321,188
3,628,185	Fannie Mae REMICS*	4.5000	10/25/2048			641,298
1,313,260	Fannie Mae REMICS* #	5.0000	1/25/2040			245,140
774,404	Fannie Mae REMICS*	6.0000	12/25/2039			148,784
342,639	Fannie Mae REMICS*	6.0000	3/25/2040			75,092
352,143	Fannie Mae REMICS* ~	6.0000	8/25/2042	Monthly US LIBOR +	1.56%	69,401
439,414	Fannie Mae REMICS*	6.5000	7/25/2040			95,035
11,088,107	Freddie Mac REMICS* ~	0.1000	9/15/2040	Monthly US LIBOR +	6.10%	39,677
32,205,926	Freddie Mac REMICS* #	0.2096	8/15/2044			328,423
1,732,333	Freddie Mac REMICS* ~	1.1000	3/15/2034	Monthly US LIBOR +	7.10%	63,581
500,000	Freddie Mac REMICS* ~	2.3356	5/15/2047	Monthly US LIBOR +	10.28%	420,701
1,605,630	Freddie Mac REMICS*	3.0000	6/15/2041			192,035
477,302	Freddie Mac REMICS*	3.5000	4/15/2033			47,817
1,926,083	Freddie Mac REMICS*	3.5000	4/15/2038			145,365
1,438,021	Freddie Mac REMICS*	3.5000	3/15/2043			161,529
1,348,126	Freddie Mac REMICS*	3.5000	3/15/2043			169,647
1,023,426	Freddie Mac REMICS*	3.5000	3/15/2043			139,400
997,108	Freddie Mac REMICS*	3.5000	6/15/2043			119,387
1,540,628	Freddie Mac REMICS*	3.5000	7/15/2043			199,519
822,821	Freddie Mac REMICS*	3.5000	2/15/2044			118,973
2,853,962	Freddie Mac REMICS*	3.5000	4/15/2044			351,850
858,508	Freddie Mac REMICS*	3.5000	4/15/2046			133,236
183,966	Freddie Mac REMICS* ~	3.5274	6/15/2037	Monthly US LIBOR +	6.00%	23,547
456,795	Freddie Mac REMICS* ~	3.5774	7/15/2042	Monthly US LIBOR +	6.05%	80,939
1,013,733	Freddie Mac REMICS* ~	3.6274	12/15/2044	Monthly US LIBOR +	6.10%	159,378
822,428	Freddie Mac REMICS*	4.0000	12/15/2041			100,522
1,892,348	Freddie Mac REMICS*	4.0000	4/15/2043			385,522
5,883,354	Freddie Mac REMICS*	4.0000	8/15/2043			744,602
1,583,858	Freddie Mac REMICS*	4.0000	1/15/2044			191,226
1,232,244	Freddie Mac REMICS*	4.0000	9/15/2044			118,916
1,089,887	Freddie Mac REMICS*	4.0000	3/15/2045			219,405
1,706,264	Freddie Mac REMICS*	4.0000	12/15/2046			305,061
1,386,276	Freddie Mac REMICS*	4.0000	5/15/2048			249,546
3,986,409	Freddie Mac REMICS* ~	4.0274	10/15/2041	Monthly US LIBOR +	6.50%	696,477
3,654,869	Freddie Mac REMICS* ~	4.0774	3/15/2040	Monthly US LIBOR +	6.55%	623,340
659,792	Freddie Mac REMICS* ~	4.0774	8/15/2042	Monthly US LIBOR +	6.55%	137,093
216,885	Freddie Mac REMICS* ~	4.1374	4/15/2042	Monthly US LIBOR +	6.61%	37,667

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	AGENCY COLLATERAL CMO - 13.2% (Continued)
$745,328	Freddie Mac REMICS* ~	4.2774	5/15/2029	Monthly US LIBOR +	6.75%	$87,299
5,527,834	Freddie Mac REMICS*	4.5000	12/15/2044			654,229
1,357,217	Freddie Mac REMICS*	4.5000	7/15/2046			208,516
960,717	Freddie Mac REMICS* ~	4.5274	1/15/2032	Monthly US LIBOR +	7.00%	144,914
223,572	Freddie Mac REMICS* ~	4.7774	3/15/2032	Monthly US LIBOR +	7.25%	29,420
876,512	Freddie Mac REMICS* ~	5.2274	7/15/2034	Monthly US LIBOR +	7.70%	122,096
295,760	Freddie Mac REMICS* ~	5.3974	5/15/2029	Monthly US LIBOR +	7.87%	45,626
266,539	Freddie Mac REMICS* ~	5.4074	6/15/2031	Monthly US LIBOR +	7.88%	46,147
402,487	Freddie Mac REMICS* ~	5.5274	12/15/2031	Monthly US LIBOR +	8.00%	73,993
556,108	Freddie Mac REMICS* ~	5.5274	6/15/2032	Monthly US LIBOR +	8.00%	104,564
623,527	Freddie Mac REMICS*	6.0000	10/15/2037			109,479
55,489	Freddie Mac REMICS* ~	14.5012	2/15/2032	Monthly US LIBOR +	20.93%	73,975
655,701	Freddie Mac Strips* #	4.5000	12/15/2039			131,810
598,485	Freddie Mac Strips* #	4.5000	12/15/2040			129,125
982,366	Freddie Mac Strips* #	4.5000	1/15/2043			226,321
516,583	Freddie Mac Strips*	7.0000	12/15/2036			124,565
1,100,301	Freddie Mac Strips *	5.0000	6/15/2038			221,732
276,033	Freddie Mac Strips * ~	5.2274	8/15/2036	Monthly US LIBOR +	7.70%	49,780
190,484	Freddie Mac Strips *	6.5000	4/1/2029			37,547
615,198	Freddie Mac Strips	5.5000	11/15/2035			109,985
19,793,611	Government National Mortgage Association* ~	0.1500	9/16/2034	Monthly US LIBOR +	6.70%	107,107
28,339,610	Government National Mortgage Association* #	0.2507	10/20/2043			300,440
2,120,058	Government National Mortgage Association* #	1.0000	7/20/2043			77,111
6,354,622	Government National Mortgage Association* ~	1.0000	10/20/2045	Monthly US LIBOR +	31.25%	311,573
2,999,896	Government National Mortgage Association*	3.0000	6/20/2041			315,729
252,832	Government National Mortgage Association*	3.0000	7/20/2041			25,827
4,584,419	Government National Mortgage Association*	3.0000	8/20/2041			441,622
904,377	Government National Mortgage Association*	3.0000	7/20/2043			102,372
323,520	Government National Mortgage Association* ~	3.1191	9/20/2044	Monthly US LIBOR +	5.60%	43,375
197,756	Government National Mortgage Association* ~	3.4691	2/20/2039	Monthly US LIBOR +	5.95%	21,725
2,121,063	Government National Mortgage Association*	3.5000	9/20/2023			273,144
1,399,439	Government National Mortgage Association*	3.5000	10/20/2039			150,965
127,341	Government National Mortgage Association*	3.5000	8/20/2040			9,004
706,537	Government National Mortgage Association*	3.5000	5/20/2043			122,143
1,422,698	Government National Mortgage Association*	3.5000	3/20/2044			171,335
614,586	Government National Mortgage Association*	3.5000	4/20/2044			89,672
2,134,340	Government National Mortgage Association*	3.5000	8/20/2044			202,415
819,524	Government National Mortgage Association*	3.5000	4/20/2046			136,886
3,214,285	Government National Mortgage Association*	3.5000	9/20/2046			596,386
2,694,585	Government National Mortgage Association*	3.5000	3/20/2047			361,539
4,647,449	Government National Mortgage Association*	3.5000	1/20/2048			711,691
415,066	Government National Mortgage Association* ~	3.6191	10/20/2034	Monthly US LIBOR +	6.10%	51,808
2,430,776	Government National Mortgage Association* ~	3.6191	3/20/2039	Monthly US LIBOR +	6.10%	215,060
509,159	Government National Mortgage Association* ~	3.6191	1/20/2046	Monthly US LIBOR +	6.10%	82,826
440,310	Government National Mortgage Association* ~	3.7191	12/20/2042	Monthly US LIBOR +	6.20%	63,410
797,066	Government National Mortgage Association* ~	3.8226	8/16/2038	Monthly US LIBOR +	6.30%	67,812
2,372,596	Government National Mortgage Association* ~	3.8291	2/20/2036	Monthly US LIBOR +	6.31%	355,043
216,614	Government National Mortgage Association*	4.0000	12/16/2026			20,292
772,099	Government National Mortgage Association*	4.0000	12/20/2040			58,543
3,670,073	Government National Mortgage Association*	4.0000	11/20/2044			481,410
1,228,400	Government National Mortgage Association*	4.0000	7/20/2045			171,998
607,716	Government National Mortgage Association*	4.0000	6/20/2046			115,748
6,242,050	Government National Mortgage Association*	4.0000	11/20/2047			796,401
6,593,180	Government National Mortgage Association* ~	4.0691	10/20/2039	Monthly US LIBOR +	6.55%	1,194,317

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	AGENCY COLLATERAL CMO - 13.2% (Continued)
$11,808,078	Government National Mortgage Association* ~	4.20912	10/20/2037	Monthly US LIBOR +	6.69%	$1,818,098
368,656	Government National Mortgage Association* ~	4.2226	6/16/2042	Monthly US LIBOR +	6.70%	60,443
820,997	Government National Mortgage Association* ~	4.2726	3/16/2042	Monthly US LIBOR +	6.75%	136,169
1,915,986	Government National Mortgage Association* ~	4.3226	5/16/2037	Monthly US LIBOR +	6.80%	314,802
7,419,837	Government National Mortgage Association* ~	4.3691	7/20/2034	Monthly US LIBOR +	6.85%	1,292,452
818,214	Government National Mortgage Association*	4.5000	3/20/2044			148,139
2,924,368	Government National Mortgage Association*	4.5000	8/20/2045			524,743
1,304,879	Government National Mortgage Association*	4.5000	10/16/2045			202,069
487,023	Government National Mortgage Association*	4.5000	4/20/2046			84,194
1,818,051	Government National Mortgage Association* ~	4.6191	6/20/2034	Monthly US LIBOR +	7.10%	337,246
1,667,232	Government National Mortgage Association*	5.0000	2/16/2040			352,830
582,196	Government National Mortgage Association*	5.0000	10/16/2040			102,954
546,331	Government National Mortgage Association*	5.0000	4/16/2042			95,772
989,819	Government National Mortgage Association*	5.0000	11/20/2046			145,737
462,475	Government National Mortgage Association*	5.0000	12/20/2047			97,737
742,214	Government National Mortgage Association*	5.5000	7/20/2047			172,343
1,249,021	Government National Mortgage Association*	5.5000	9/20/2048			224,475
940,000	Government National Mortgage Association*	5.5000	10/20/2048			293,486
1,057,451	Government National Mortgage Association* #	6.0000	1/20/2040			239,829
705,741	Government National Mortgage Association*	6.0000	4/20/2041			138,917
						40,155,376
	AGRICULTURE - 0.2%
285,000	Reynolds American, Inc. ^	6.8750	5/1/2020			295,379
225,000	Reynolds American, Inc. ^	8.1250	6/23/2019			236,744
						532,123
	AIRLINES - 2.7%
3,610,000	American Airlines Group Inc ^	4.6250	3/1/2020			3,645,234
439,916	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			449,579
158,660	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			161,873
11,310	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019			11,323
351,544	American Airlines 2011-1 Class A Pass Through Trust	5.2500	1/31/2021			361,123
799,679	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			812,074
1,173,033	Continental Airlines 2007-1 Class A Pass Through Trust	5.9830	4/19/2022			1,237,491
35,125	Virgin Australia 2013-1B Pass Through Trust ^	6.0000	10/23/2020			35,665
907,007	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			950,090
289,485	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			293,769
104,967	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	9/1/2019			106,542
						8,064,763

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	AUTO MANUFACTURERS - 3.7%
$844,000	Daimler Finance North America LLC ^	1.7500	10/30/2019			$839,637
2,387,000	Ford Motor Credit Co. LLC	2.5970	4/15/2020			2,384,794
2,433,000	Ford Motor Credit Co. LLC	2.6810				2,426,676
500,000	General Motors Financial Co., Inc.	4.3750	11/4/2019			512,494
5,013,000	Fiat Chrysler Automobiles NV	4.5000	9/25/2021			5,069,396
						11,232,997
	BANKS - 11.5%
1,414,000	Capital One NA	2.4000	9/5/2019			1,412,129
875,000	BPCE SA	2.5000	7/15/2019			874,710
500,000	National Westminster Bank PLC ~	2.8789		Quarterly US LIBOR +	0.25%	398,750
263,000	JPMorgan Chase & Co. ~	3.0824	10/29/2020	Quarterly US LIBOR +	0.50%	259,160
400,000	Manufacturers & Traders Trust Co. #	3.2661	12/1/2021	Quarterly US LIBOR +	0.64%	399,093
250,000	Citigroup, Inc. ~	3.8609	12/15/2020	Quarterly US LIBOR +	1.25%	250,471
500,000	Barclays Bank PLC #	3.9134	2/22/2021	Quarterly US LIBOR +	1.25%	501,967
344,000	Goldman Sachs Group, Inc. ~	3.9468	7/15/2020	Quarterly US LIBOR +	1.35%	347,379
250,000	Goldman Sachs Group, Inc. #	4.0463	8/26/2020	Quarterly US LIBOR +	1.40%	252,314
1,915,000	CIT Group, Inc.	4.1250	3/9/2021			1,946,119
450,000	Citigroup, Inc. #	4.1470	8/11/2020	Quarterly US LIBOR +	1.45%	453,440
500,000	Bank of America Corp. #	4.3574	9/28/2020	Quarterly US LIBOR +	1.76%	506,451
268,000	Bank of America Corp. #	4.4139	11/18/2020	Quarterly US LIBOR +	1.72%	271,168
252,000	HSBC Bank USA NA	4.8750	8/24/2020			258,648
7,809,000	CIT Group, Inc. #	5.8000		Quarterly US LIBOR +	3.97%	7,841,837
3,712,000	Citigroup, Inc. #	5.8750		Quarterly US LIBOR +	4.06%	3,764,321
700,000	Wells Fargo & Co. #	6.3809		Quarterly US LIBOR +	3.77%	704,375
6,935,000	BNP Paribas SA # ^	7.6250			6.31%	7,310,079
6,500,000	Credit Agricole SA # ^	8.3750		Quarterly US LIBOR +	6.98%	6,678,750
409,000	Discover Bank	8.7000	11/18/2019			421,420
						34,852,581
	BEVERAGES - 1.4%
1,009,000	Constellation Brands, Inc.	2.0000	11/7/2019			1,004,819
1,560,000	Molson Coors Brewing Co.	2.2500	3/15/2020			1,552,366
400,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			398,622
1,344,000	Constellation Brands, Inc.	3.8750	11/15/2019			1,350,799
						4,306,606
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
48,800	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			52,622
10,481,031	BCAP LLC Trust 2007-AA2 #	0.4490	4/25/2037			161,194
32,374	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4 ~	2.9266	6/25/2034	Monthly US LIBOR +	0.45%	30,504
2,387	First Horizon Alternative Mortgage Securities Trust 2006-FA1 ~	3.2266	4/25/2036	Monthly US LIBOR +	0.75%	2,391
94,664	Impac CMB Trust Series 2004-6 ~	3.3016	10/25/2034	Monthly US LIBOR +	0.83%	90,877
109,835	Impac CMB Trust Series 2004-4 ~	3.3766	9/25/2034	Monthly US LIBOR +	0.90%	107,440
15,640	Impac CMB Trust Series 2004-5 ~	3.3966	10/25/2034	Monthly US LIBOR +	0.92%	15,811
19,078	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr ~	3.4766	3/25/2028	Monthly US LIBOR +	1.00%	19,126
4,825	Lehman XS Trust Series 2005-1 ~	4.0015	7/25/2035	Monthly US LIBOR +	1.50%	4,826
11,413	Banc of America Funding 2004-D Trust #	4.0805	6/25/2034			11,364
72,393	CHL Mortgage Pass-Through Trust 2004-7 #	4.1077	5/25/2034			73,433
17,329	Chase Mortgage Finance Trust Series 2007-A1 #	4.3325	2/25/2037			17,615
33,002	Structured Asset Securities Corp. #	4.4534	9/25/2026			33,356
26,244	Bear Stearns ARM Trust 2003-4 #	4.4678	7/25/2033			26,799

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5% (Continued)
$52,785	GSR Mortgage Loan Trust 2004-14 #	4.5177	12/25/2034			$54,065
15,368	Morgan Stanley Mortgage Loan Trust 2004-7AR #	4.5224	9/25/2034			15,736
37,704	Morgan Stanley Mortgage Loan Trust 2004-10AR #	4.5247	11/25/2034			37,633
94,700	JP Morgan Mortgage Trust 2005-A1 #	4.6762	2/25/2035			95,134
12,771	Banc of America Mortgage 2004-A Trust #	4.8202	2/25/2034			12,929
34,292	Banc of America Mortgage 2004-C Trust #	4.9918	4/25/2034			35,058
396,683	GSR Mortgage Loan Trust 2004-2F ~	5.1734	1/25/2034	Monthly US LIBOR +	7.65%	46,485
31,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035			32,024
22,947	Bear Stearns Asset Backed Securities Trust 2003-AC5<	5.5000	10/25/2033			23,783
28,858	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			29,260
9,515	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035			1,672
19,505	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			19,391
242,950	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035			54,339
18,893	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			20,070
861,744	MASTR Alternative Loan Trust 2007-HF1	7.0000	10/25/2047			223,668
106,121	Wilshire Funding Corp. #	7.2500	8/25/2027			104,920
79,855	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			81,517
						1,535,042
	COMMERCIAL SERVICES - 1.1%
3,419,000	Nielsen Finance LLC / Nielsen Finance Co.	4.5000	10/1/2020			3,427,547

	COMPUTERS - 4.4%
5,400,000	EMC Corp.	2.6500	6/1/2020			5,372,572
2,699,000	Leidos Holdings, Inc.	4.4500	12/1/2020			2,739,696
2,075,000	Dell, Inc.	4.6250	4/1/2021			2,115,203
3,038,000	Dell, Inc.	5.8750	6/15/2019			3,049,392
						13,276,863
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
200,000	GTP Acquisition Partners I LLC ^	2.3500	6/15/2020			197,956
2,571,000	Synchrony Financial	3.0000	8/15/2019			2,571,685
375,000	Ally Financial, Inc.	3.3500	5/15/2019			374,654
250,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.7500	5/15/2019			250,068
3,923,000	Ally Financial, Inc.	3.7500	11/18/2019			3,937,711
850,000	Ally Financial, Inc.	4.1250	3/30/2020	Monthly US LIBOR +	1.55%	856,375
1,780,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			1,821,177
500,000	ILFC E-Capital Trust I # ^	4.5700	12/21/2065			376,308
1,439,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.6250	10/30/2020			1,471,760
						11,857,694
	ELECTRIC - 2.2%
3,088,000	Edison International	2.1250	4/15/2020			3,047,767
1,717,000	Electricite de France SA ^	4.6000	1/27/2020			1,739,822
450,000	Entergy Corp.	5.1250	9/15/2020			459,994
1,370,000	EDP Finance BV ^	5.2500	1/14/2021	Quarterly US LIBOR +	2.67%	1,415,960
						6,663,543
	ENVIRONMENTAL CONTROL - 0.2%
500,000	Waste Management, Inc.	4.7500	6/30/2020			511,908

	FOOD - 0.3%
902,000	Wm Wrigley Jr. Co. ^	2.9000	10/21/2019			902,354

	FOREST PRODUCTS & PAPER - 0.3%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			775,853

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	HEALTHCARE-PRODUCTS - 0.5%
$1,200,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			$1,197,839
300,000	Zimmer Biomet Holdings, Inc.	4.6250	11/30/2019			302,899
						1,500,738
	HEALTHCARE-SERVICES - 1.4%
450,000	Quest Diagnostics, Inc.	4.7500	1/30/2020			456,456
3,702,000	HCA, Inc.	6.5000	2/15/2020			3,800,394
						4,256,850
	HOME EQUITY ASSET BACKED SECURITIES - 1.2%
126,710	Security National Mortgage Loan Trust 2007-1 ~ ^	2.8266	4/25/2037	Monthly US LIBOR +	0.35%	125,402
19,427	Option One Mortgage Accept Corp Asset Back Certs Ser 2003 5 ~	3.1166	8/25/2033	Monthly US LIBOR +	0.64%	19,144
47,377	AFC Trust Series 2000-1 ~	3.2066	3/25/2030	Monthly US LIBOR +	0.73%	45,521
20,728	Bear Stearns Asset Backed Securities Trust 2003-ABF1 ~	3.2166	1/25/2034	Monthly US LIBOR +	0.74%	19,879
87,120	NovaStar Mortgage Funding Trust Series 2003-4 ~	3.5416	2/25/2034	Monthly US LIBOR +	1.07%	86,696
66,988	New Century Home Equity Loan Trust ~ ^	3.6016	10/25/2033	Monthly US LIBOR +	1.13%	67,100
25,916	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	3.6016	1/25/2034	Monthly US LIBOR +	1.13%	25,995
62,828	ABFC 2002-OPT1 Trust ~	3.8716	4/25/2032	Monthly US LIBOR +	1.40%	63,032
1,843	NovaStar Mortgage Funding Trust Series 2004-1 ~	4.0516	6/25/2034	Monthly US LIBOR +	1.58%	1,847
43,842	Saxon Asset Securities Trust 2003-3 ~	4.1155	12/25/2033	Monthly US LIBOR +	2.40%	40,591
90,686	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	4.1266	2/25/2034	Monthly US LIBOR +	1.65%	90,326
69,939	Saxon Asset Securities Trust 2002-1 ~	4.2766	11/25/2031	Monthly US LIBOR +	1.80%	62,565
155,469	CDC Mortgage Capital Trust 2004-HE1 ~	4.2766	6/25/2034	Monthly US LIBOR +	1.80%	146,504
169,609	CDC Mortgage Capital Trust 2004-HE3 ~	4.2766	11/25/2034	Monthly US LIBOR +	1.80%	150,619
460,611	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1 ~	4.3516	11/25/2034	Monthly US LIBOR +	1.88%	442,747
195,285	Home Equity Asset Trust 2004-4 ~	4.4266	10/25/2034	Monthly US LIBOR +	1.95%	192,492
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	4.5016	2/25/2034	Monthly US LIBOR +	2.03%	256,605
408,580	Bear Stearns Asset Backed Securities I Trust 2004-FR3 ~	4.5766	9/25/2034	Monthly US LIBOR +	2.10%	404,007
64,512	Home Equity Asset Trust ~	4.6266	3/25/2034	Monthly US LIBOR +	2.15%	64,302
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE ~	4.6266	7/25/2034	Monthly US LIBOR +	2.15%	119,561
57,602	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 ~	4.6516	7/25/2034	Monthly US LIBOR +	2.18%	51,675
114,740	NovaStar Mortgage Funding Trust Series 2004-2 ~	4.7266	9/25/2034	Monthly US LIBOR +	2.25%	107,850
34,784	Meritage Mortgage Loan Trust 2003-1 ~	4.8016	11/25/2033	Monthly US LIBOR +	2.33%	34,780
181,996	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 ~	4.9516	11/25/2033	Monthly US LIBOR +	2.48%	182,478
169,550	New Century Home Equity Loan Trust Series 2003-B ~	4.9516	11/25/2033	Monthly US LIBOR +	2.48%	171,068
103,322	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1 ~	4.9516	12/25/2033	Monthly US LIBOR +	2.48%	101,341
14,022	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	4.9903	1/25/2034	Monthly US LIBOR +	2.55%	14,214
6,417	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11<	5.0593	12/25/2033			6,525
28,884	Meritage Mortgage Loan Trust 2003-1 ~	5.1766	11/25/2033	Monthly US LIBOR +	2.70%	27,523
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7 ~	5.1766	8/25/2034	Monthly US LIBOR +	2.70%	239,627
40,000	GSAA Trust<	5.2950	11/25/2034			40,990
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1 ~	5.8516	5/25/2033	Monthly US LIBOR +	3.38%	21,829
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 ~	6.4766	10/25/2034	Monthly US LIBOR +	4.00%	134,964
31,142	Terwin Mortgage Trust 2004-16SL ~ ^	6.7516	10/25/2034	Monthly US LIBOR +	4.28%	31,194
59,810	Credit Suisse First Boston Mortgage Securities Corp.<	6.9900	2/25/2031			61,308
35,219	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1 #	7.0000	1/25/2028			35,350
82,330	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1<	8.0880	6/25/2031			87,478
						3,775,129
	INSURANCE - 0.2%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023			311,534
434,000	Pacific LifeCorp ^	6.0000	2/10/2020			442,617
						754,151

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	INVESTMENT COMPANIES - 0.7%
$1,500,000	Ares Capital Corp.	3.8750	1/15/2020			$1,507,177
667,000	FS KKR Capital Corp.	4.2500	1/15/2020			668,544
						2,175,721
	LODGING - 1.4%
3,794,000	MGM Resorts International	5.2500	3/31/2020			3,850,910
250,000	MGM Resorts International	6.7500	10/1/2020			262,500
						4,113,410
	MANUFACTURED HOUSING ASSET BACKED SECURITIES - 0.0% **
22,466	Conseco Finance Corp. #	7.2200	3/15/2028			23,091

	MEDIA - 1.9%
1,213,000	Discovery Communications LLC	2.7500	11/15/2019			1,210,309
739,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.4640	7/23/2022			766,966
1,745,000	Time Warner Cable LLC	5.0000	2/1/2020			1,769,847
1,926,000	Cablevision Systems Corp.	8.0000	4/15/2020			2,011,283
						5,758,405
	MINING - 0.1%
262,000	Newmont Goldcorp Corp.	5.1250	10/1/2019			264,410

	MISCELLANEOUS MANUFACTURING - 1.0%
1,000,000	General Electric Co. / LJ VP Holdings LLC ^	3.8000	6/18/2019			1,001,019
2,000,000	General Electric Co. #	5.0000	1/21/2021	Quarterly US LIBOR +	3.33%	1,896,570
120,000	General Electric Co.	6.0000	8/7/2019			120,975
						3,018,564
	OIL & GAS - 3.1%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			641,754
2,438,000	Petrobras Global Finance BV	5.3750	1/27/2021			2,523,574
1,034,000	Petrobras Global Finance BV ~	5.4946	3/17/2020	Quarterly US LIBOR +	2.88%	1,058,558
5,096,000	Unit Corp.	6.6250	5/15/2021			5,019,560
						9,243,446
	OTHER ASSET BACKED SECURITIES - 17.0%
9,668	Countrywide Home Equity Loan Trust ~	2.6926	4/15/2030	Monthly US LIBOR +	0.22%	9,673
18,699	Bravo Mortgage Asset Trust ~ ^	2.7166	7/25/2036	Monthly US LIBOR +	0.24%	18,700
4,098	Bear Stearns Asset Backed Securities Trust 2006-SD2 ~	2.8566	6/25/2036	Monthly US LIBOR +	0.38%	4,107
230,773	Countrywide Asset-Backed Certificates ~	2.9766	8/25/2034	Monthly US LIBOR +	0.50%	226,522
17,805	Long Beach Mortgage Loan Trust 2004-1 ~	3.3016	2/25/2034	Monthly US LIBOR +	0.83%	17,871
65,576	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	3.3766	11/25/2034	Monthly US LIBOR +	0.90%	65,914
223,805	RAMP Series 2002-RS3 Trust ~	3.4516	6/25/2032	Monthly US LIBOR +	0.98%	209,436
214,493	Finance America Mortgage Loan Trust 2004-2 ~	3.4516	8/25/2034	Monthly US LIBOR +	0.98%	214,840
240,612	Structured Asset Investment Loan Trust 2004-7 ~	3.6016	8/25/2034	Monthly US LIBOR +	1.13%	234,476
38,905	First Franklin Mortgage Loan Trust 2002-FF1 ~	3.6265	4/25/2032	Monthly US LIBOR +	1.13%	38,798
45,427	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	3.6766	11/25/2034	Monthly US LIBOR +	1.20%	46,300
171,614	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 ~	3.6766	10/25/2035	Monthly US LIBOR +	1.20%	164,719
202,549	Credit-Based Asset Servicing & Securitization LLC ~	3.6810	3/25/2034	Monthly US LIBOR +	2.78%	211,157
500,500	Crown Point CLO IV Ltd. ~ ^	4.0915	4/20/2031	Quarterly US LIBOR +	1.50%	489,273
520,000	Steele Creek CLO 2014-1 Ltd. ~ ^	4.0915	4/21/2031	Quarterly US LIBOR +	1.50%	509,451
123,878	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7 ~	4.2016	7/25/2034	Monthly US LIBOR +	1.73%	121,207
196,945	Credit-Based Asset Servicing & Securitization LLC ~	4.2016	7/25/2035	Monthly US LIBOR +	1.73%	197,841
145,531	Amortizing Residential Collateral Trust 2002-BC6 ~	4.2766	8/25/2032	Monthly US LIBOR +	1.80%	131,995
174,967	Carrington Mortgage Loan Trust Series 2004-NC2 ~	4.2766	8/25/2034	Monthly US LIBOR +	1.80%	176,167
500,000	KVK CLO 2018-1 Ltd. ~ ^	4.2936	5/20/2029	Quarterly US LIBOR +	1.65%	496,419
850,000	ACIS CLO 2017-7 Ltd. ~ ^	4.3290	5/1/2027	Quarterly US LIBOR +	1.75%	849,485
2,500,000	Fortress Credit BSL VI Ltd. ~ ^	4.3615	7/23/2031	Quarterly US LIBOR +	1.77%	2,469,398

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	OTHER ASSET BACKED SECURITIES - 17.0% (Continued)
$109,279	Structured Asset Securities Corp. 2005-WF1 ~	4.3816	2/25/2035	Monthly US LIBOR +	1.91%	$108,648
21,675	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 ~	4.4266	7/25/2035	Monthly US LIBOR +	1.95%	21,661
1,000,000	Symphony CLO XIV Ltd. ~ ^	4.4468	7/14/2026	Quarterly US LIBOR +	1.85%	1,000,220
1,000,000	AMMC CLO XI Ltd. ~ ^	4.4828	4/30/2031	Quarterly US LIBOR +	1.90%	957,961
1,000,000	Bain Capital Credit CLO ~ ^	4.4968	1/15/2029	Quarterly US LIBOR +	1.90%	1,000,508
1,000,000	Elevation CLO 2017-7 Ltd. ~ ^	4.4968	7/15/2030	Quarterly US LIBOR +	1.90%	967,500
89,566	Structured Asset Securities Corp. 2005-WF1 ~	4.5316	2/25/2035	Monthly US LIBOR +	2.06%	95,796
2,400,000	ECP CLO 2015-7 Ltd. ~ ^	4.5615	4/22/2030	Quarterly US LIBOR +	1.97%	2,317,103
75,950	Finance America Mortgage Loan Trust 2004-2 ~	4.5766	8/25/2034	Monthly US LIBOR +	2.10%	76,162
1,000,000	Halcyon Loan Advisors Funding 2015-1 Ltd. ~ ^	4.5915	4/20/2027	Quarterly US LIBOR +	2.00%	989,147
2,000,000	Greywolf CLO II Ltd. ~ ^	4.7468	10/15/2029	Quarterly US LIBOR +	2.15%	1,967,287
2,000,000	Tralee CLO V Ltd. ~ ^	4.7915	10/20/2028	Quarterly US LIBOR +	2.20%	1,968,871
1,000,000	KVK CLO 2016-1 Ltd. ~ ^	4.8468	1/15/2029	Quarterly US LIBOR +	2.25%	1,003,313
2,000,000	Cathedral Lake CLO 2013 Ltd. ~ ^	4.8968	10/15/2029	Quarterly US LIBOR +	2.30%	1,962,000
1,380,000	Zais CLO 5 Ltd. ~ ^	4.9968	10/15/2028	Quarterly US LIBOR +	2.40%	1,381,001
1,000,000	Fortress Credit BSL IV Ltd. ~ ^	5.0864	10/26/2029	Quarterly US LIBOR +	2.50%	987,581
1,597,500	CIFC Funding 2015-III Ltd. ~ ^	5.0915	4/19/2029	Quarterly US LIBOR +	2.50%	1,528,677
1,000,000	Venture XVI CLO Ltd. ~ ^	5.1068	1/15/2028	Quarterly US LIBOR +	2.51%	959,519
1,800,000	Zais CLO 1 Ltd. ~ ^	5.1968	4/15/2028	Quarterly US LIBOR +	2.60%	1,725,565
2,000,000	Tryon Park CLO Ltd. ~ ^	5.2968	4/15/2029	Quarterly US LIBOR +	2.70%	1,950,028
61,365	Long Beach Mortgage Loan Trust 2003-2 ~	5.3266	6/25/2033	Monthly US LIBOR +	2.85%	60,588
144,992	Bear Stearns Asset Backed Securities Trust 2003-SD3 ~	5.3266	10/25/2033	Monthly US LIBOR +	2.85%	143,836
1,000,000	KVK CLO 2013-1 Ltd. ~ ^	5.5468	1/14/2028	Quarterly US LIBOR +	2.95%	944,692
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031			6,689
17,897	Equity One Mortgage Pass-Through Trust 2002-5<	5.8030	11/25/2032			18,728
74,584	Countrywide Asset-Backed Certificates ~ ^	5.8516	3/25/2032	Monthly US LIBOR +	3.38%	74,454
1,600,000	Brigade Debt Funding I Ltd. ^	6.3500	4/25/2036			1,606,232
1,000,000	Trinitas CLO I Ltd. ~ ^	7.3468	4/15/2026	Quarterly US LIBOR +	4.75%	929,926
2,000,000	Venture XVI CLO Ltd. ~ ^	7.6268	1/15/2028	Quarterly US LIBOR +	5.03%	1,885,986
1,500,000	Octagon Investment Partners XX Ltd. ~ ^	7.9478	8/12/2026	Quarterly US LIBOR +	5.25%	1,464,039
1,000,000	Denali Capital CLO XI Ltd. ~ ^	8.2015	10/20/2028	Quarterly US LIBOR +	5.61%	972,507
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. ~ ^	8.2803	7/25/2027	Quarterly US LIBOR +	5.70%	1,444,646
2,000,000	Marathon CLO V Ltd. ~ ^	8.3913	11/21/2027	Quarterly US LIBOR +	5.75%	1,889,122
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. ~ ^	8.5509	10/18/2027	Quarterly US LIBOR +	5.95%	1,915,053
2,000,000	AMMC CLO 16 Ltd. ~ ^	8.6568	4/14/2029	Quarterly US LIBOR +	6.06%	2,000,060
2,000,000	Arch Street CLO Ltd. ~ ^	8.8915	10/20/2028	Quarterly US LIBOR +	6.30%	1,994,878
2,450,000	Oaktree CLO 2014-1 ~ ^	8.9880	5/13/2029	Quarterly US LIBOR +	6.30%	2,333,675
2,000,000	Catamaran CLO 2013-1 Ltd. ~ ^	9.7324	1/27/2028	Quarterly US LIBOR +	7.15%	1,876,807
						51,434,215
	PHARMACEUTICALS - 0.8%
1,851,000	Allergan Funding SCS	3.0000	3/12/2020			1,851,740
500,000	Zoetis, Inc.	3.4500	11/13/2020			504,998
						2,356,738
	PIPELINES - 4.6%
781,000	Plains All American Pipeline LP / PAA Finance Corp.	2.6000	12/15/2019			779,248
876,000	Energy Transfer Operating LP	4.1500	10/1/2020			889,373
535,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			552,358
1,033,000	Plains All American Pipeline LP / PAA Finance Corp.	5.7500	1/15/2020			1,051,622
300,000	DCP Midstream Operating LP # ^	5.8500	5/21/2043	Quarterly US LIBOR +	3.85%	279,000
6,812,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			7,039,955
3,145,000	Midcontinent Express Pipeline LLC ^	6.7000	9/15/2019			3,188,247
						13,779,803

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 91.0% (Continued)
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 4.2%
$500,000	Crown Castle International Corp.	2.2500	9/1/2021			$493,337
809,000	American Tower Corp.	2.8000	6/1/2020			809,174
1,747,000	SBA Tower Trust ^	2.8980	10/15/2019			1,746,666
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			149,677
500,000	SBA Tower Trust ^	3.1560	10/8/2020			500,643
764,000	Crown Castle International Corp.	3.4000	2/15/2021			770,094
455,000	SBA Tower Trust ^	3.7220	4/11/2023			461,867
2,165,000	Office Properties Income Trust	3.7500	8/15/2019			2,168,691
4,467,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			4,563,041
916,000	Sabra Health Care LP / Sabra Capital Corp.	5.5000	2/1/2021			924,588
						12,587,778
	RETAIL - 0.5%
1,628,000	Penske Automotive Group, Inc.	3.7500	8/15/2020			1,637,768

	SAVINGS & LOANS - 0.2%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021			551,674

	SEMICONDUCTORS - 0.3%
1,000,000	NXP BV / NXP Funding LLC ^	4.1250	6/15/2020			1,013,970

	TELECOMMUNICATIONS - 6.3%
2,498,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC ^	3.3600	9/20/2021			2,498,750
357,000	Verizon Communications, Inc.	3.5000	11/1/2021			365,702
1,656,000	Nokia OYJ	5.3750	5/15/2019			1,657,035
400,000	CenturyLink, Inc.	6.1500	9/15/2019			404,000
4,038,000	Sprint Capital Corp.	6.9000	5/1/2019			4,038,000
3,902,000	Sprint Communications, Inc.	7.0000	8/15/2020			4,058,080
6,114,000	Telecom Italia Capital SA	7.1750	6/18/2019			6,153,741
						19,175,308

	TOTAL BONDS & NOTES (Cost $274,962,337)					275,516,419

	MUNICIPAL BOND - 0.0% **
	WASHINGTON - 0.0% **
45,000	Grant County Public Utility District No. 2	5.2900	1/1/2020			45,693
	TOTAL MUNICIPAL BOND (Cost $45,635)					45,693

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value
	PREFERRED STOCKS - 0.5%
	BANKS - 0.5%
7,400	Citigroup, Inc. #	6.8750		Quarterly US LIBOR +	4.13%	$205,128
40,000	Citigroup, Inc. #	7.1250		Quarterly US LIBOR +	4.04%	1,108,400
5,000	Northern Trust Corp.	5.8500				127,250
	TOTAL PREFERRED STOCKS (Cost $1,467,670)					1,440,778

	TERM LOANS - 4.3%
5,093,545	Jacobs Douwe Egberts	4.0500	10/23/2025	3 Month LIBOR+	2.00%	5,114,250
2,000,000	Cedar Fair LP	4.0000	4/13/2024	3 Month LIBOR+	1.75%	2,005,630
2,000,000	United Airlines, Inc.	3.2400	4/1/2024	3 Month LIBOR+	1.75%	1,995,000
4,000,000	Aramark	4.0000	3/28/2024	3 Month LIBOR+	1.75%	4,004,500
	TOTAL TERM LOANS (Cost $13,017,793)					13,119,380

	TOTAL INVESTMENTS - 99.2% (Cost $299,787,236)					$300,410,394
	OTHER ASSETS LESS LIABILITIES - 0.8%					2,302,343
	TOTAL NET ASSETS - 100.0%					$302,712,737

CLO - Collateralized Loan Obligation

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduits

*	Interest Only Securities

#	Variable Rate Securities

~	Floating Rate Securities

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 30.11% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

+	As of April 30, 2019 fair valued securities by the Valuation Committee had a market value of $775,853 and represented 0.26% of total net assets.

<	STEP Securities

**	Represents less than 0.1%

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

ASSETS
Investment securities:
At cost	$299,787,236
At fair value	$300,410,394
Cash	3,374,430
Dividends and interest receivable	3,265,244
Deposits for futures contracts	558,210
Receivable for Fund shares sold	356,032
Prepaid expenses and other assets	59,637
TOTAL ASSETS	308,023,947

LIABILITIES
Payable for securities purchased	4,674,342
Investment advisory fees payable	188,611
Payable to related parties	64,709
Payable for Fund shares repurchased	371,164
Distribution (12b-1) fees payable	6,826
Accrued expenses and other liabilities	5,558
TOTAL LIABILITIES	5,311,210
NET ASSETS	$302,712,737

Composition of Net Assets:
Paid in capital	$302,298,851
Accumulated earnings	413,886
NET ASSETS	$302,712,737

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2019

Net Asset Value Per Share:
Class A Shares:
Net Assets	$27,685,433
Shares of beneficial interest outstanding (a)	2,731,113
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.14
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.76

Class C Shares:
Net Assets	$1,444,036
Shares of beneficial interest outstanding (a)	142,436
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.14

Class I Shares:
Net Assets	$273,583,268
Shares of beneficial interest outstanding (a)	26,963,632
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.15

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2019

INVESTMENT INCOME
Dividends	$243,366
Interest	4,775,259
TOTAL INVESTMENT INCOME	5,018,625

EXPENSES
Investment advisory fees	1,043,545
Distribution (12b-1) fees:
Class A	32,564
Class C	5,709
Administration fees	169,341
Transfer agent fees	85,730
Shareholder service fees	54,426
Registration fees	36,200
Accounting services fees	29,468
Printing and postage expenses	20,306
Custodian fees	15,970
Compliance officer fees	13,995
Audit fees	13,629
Legal fees	10,170
Trustees fees and expenses	7,227
Insurance expense	7,421
Other expenses	8,130
TOTAL EXPENSES	1,553,831

NET INVESTMENT INCOME	3,464,794

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	114,282
Net realized gain from futures contracts	261,732
Net change in unrealized depreciation on investments	(1,959,561)
Net change in unrealized depreciation on futures contracts	(566,257)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(2,149,804)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,314,990

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,464,794	$4,522,083
Net realized gain from investments	114,282	1,506,216
Net realized gain (loss) from futures contracts	261,732	(203,675)
Net change in unrealized appreciation (depreciation) on investments	(1,959,561)	151,381
Net change in unrealized appreciation (depreciation) on futures contracts	(566,257)	566,257
Net increase in net assets resulting from operations	1,314,990	6,542,262

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(442,958)	(689,290)
Class C	(14,894)	(4,615)
Class I	(4,329,099)	(3,988,007)
Total distributions to shareholders	(4,786,951)	(4,681,912)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,354,459	22,447,380
Class C	647,000	722,975
Class I	127,519,585	131,333,426
Net asset value of shares issued in reinvestment of distributions:
Class A	320,210	390,830
Class C	14,848	4,556
Class I	2,865,636	2,809,120
Payments for shares redeemed:
Class A	(5,593,350)	(30,553,245)
Class C	(6,477)	(9,955)
Class I	(61,859,113)	(37,836,098)
Net increase in net assets from shares of beneficial interest	73,262,798	89,308,989

TOTAL INCREASE IN NET ASSETS	69,790,837	91,169,339

NET ASSETS
Beginning of the period	232,921,900	141,752,561
End of the period	$302,712,737	$232,921,900

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	635,709	2,196,343
Shares Reinvested	320,210	38,295
Shares Redeemed	(550,850)	(2,986,396)
Net increase (decrease) in shares of beneficial interest outstanding	405,069	(751,758)

Class C:
Shares Sold	50,633	70,551
Shares Reinvested	14,848	445
Shares Redeemed	(640)	(973)
Net increase in shares of beneficial interest outstanding	64,841	70,023

Class I:
Shares Sold	9,983,630	12,834,050
Shares Reinvested	2,865,636	275,121
Shares Redeemed	(6,092,774)	(3,696,821)
Net increase in shares of beneficial interest outstanding	6,756,492	9,412,350

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$10.29		$10.21	$10.03	$10.00	$10.18	$10.08
Activity from investment operations:
Net investment income (1)	0.12		0.23	0.16	0.30	0.29	0.23
Net realized and unrealized gain (loss) on investments (2)	(0.09)		0.10	0.19	0.03	(0.17)	0.06
Total from investment operations	0.03		0.33	0.35	0.33	0.12	0.29
Less distributions from:
Net investment income	(0.14)		(0.25)	(0.17)	(0.30)	(0.30)	(0.19)
Net realized gains	(0.04)		—	—	—	—	—
Total distributions	(0.18)		(0.25)	(0.17)	(0.30)	(0.30)	(0.19)
Net asset value, end of period	$10.14		$10.29	$10.21	$10.03	$10.00	$10.18
Total return (3)	0.28	% (6)	3.25%	3.56%	3.32%	1.16%	2.91%
Net assets, at end of period (000)s	$27,686		$23,942	$31,421	$10,988	$5,430	$3,749
Ratio of gross expenses to average net assets (4)(5)(8)	1.41	% (7)	1.46%	1.52%	1.59%	1.76%	2.01%
Ratio of net expenses to average net assets (5)(8)	1.41	% (7)	1.38%	1.20%	1.20%	1.20%	1.37%
Ratio of net investment income to average net assets (5)(8)	2.41	% (7)	2.25%	1.55%	2.99%	2.84%	2.26%
Portfolio Turnover Rate	24	% (6)	50%	43%	45%	26%	22%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$10.30		$10.22	$10.04	$10.01	$10.19	$10.08
Activity from investment operations:
Net investment income (1)	0.09		0.18	0.10	0.24	0.22	0.16
Net realized and unrealized gain (loss) on investments (2)	(0.10)		0.08	0.18	0.01	(0.18)	0.01
Total from investment operations	(0.01)		0.26	0.28	0.25	0.04	0.17
Less distributions from:
Net investment income	(0.11)		(0.18)	(0.10)	(0.22)	(0.22)	(0.06)
Net realized gains (8)	(0.04)		—	—	—	—	—
Total distributions	(0.15)		(0.18)	(0.10)	(0.22)	(0.22)	(0.06)
Net asset value, end of period	$10.14		$10.30	$10.22	$10.04	$10.01	$10.19
Total return (3)	(0.17	)% (6)	2.59%	2.80%	2.52%	0.45%	1.68%
Net assets, at end of period (000)s	$1,444		$799	$77	$105	$165	$100
Ratio of gross expenses to average net assets (4)(5)(8)	2.16	% (7)	2.21%	2.27%	2.34%	2.51%	2.76%
Ratio of net expenses to average net assets (5)(8)	2.16	% (7)	2.13%	1.95%	1.95%	1.95%	2.12%
Ratio of net investment income to average net assets (5)(8)	1.72	% (7)	1.72%	0.98%	2.45%	2.16%	1.53%
Portfolio Turnover Rate	24	% (6)	50%	43%	45%	26%	22%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$10.30		$10.21	$10.04	$10.01	$10.19	$10.08
Activity from investment operations:
Net investment income (1)	0.14		0.26	0.19	0.32	0.31	0.24
Net realized and unrealized gain (loss) on investments (2)	(0.10)		0.10	0.18	0.03	(0.17)	0.09
Total from investment operations	0.04		0.36	0.37	0.35	0.14	0.33
Less distributions from:
Net investment income	(0.15)		(0.27)	(0.20)	(0.32)	(0.32)	(0.22)
Net realized gains	(0.04)		—	—	—	—	(0.00	) (9)
Total distributions	(0.19)		(0.27)	(0.20)	(0.32)	(0.32)	(0.22)
Net asset value, end of period	$10.15		$10.30	$10.21	$10.04	$10.01	$10.19
Total return (3)	0.40	% (6)	3.61%	3.70%	3.56%	1.42%	3.25%
Net assets, at end of period (000)s	$273,583		$273,389	$110,254	$77,921	$50,777	$38,133
Ratio of gross expenses to average net assets (4)(5)(8)	1.16	% (7)	1.21%	1.27%	1.34%	1.51%	1.76%
Ratio of net expenses to average net assets (5)(8)	1.16	% (7)	1.13%	0.95%	0.95%	0.95%	1.12%
Ratio of net investment income to average net assets (5)(8)	2.68	% (7)	2.54%	1.93%	3.19%	3.11%	2.38%
Portfolio Turnover Rate	24	% (6)	50%	43%	45%	26%	22%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(9)	Amount represents less than $0.005.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will pay a 1.00% sales charge on the purchase. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Fund – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$184,816	$—	$—	$184,816
Exchange Traded Fund	388,193	—	—	388,193
Mutual Funds	9,715,115	—	—	9,715,115
Bonds & Notes	—	274,740,566	775,853	275,516,419
Municipal Bond	—	45,693	—	45,693
Preferred Stocks	1,440,778	—	—	1,440,778
Term Loans	—	13,119,380	—	13,119,380
Total	$11,728,902	$287,905,639	$775,853	$300,410,394

*	Refer to the Schedule of Investments for classifications.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:

Bonds & Notes
Beginning Balance 11/1/2018	$748,991
Total realized gain (loss)	—
Unrealized Appreciation	119,812
Cost of Purchases	—
Proceeds from Sales	—
Amortization	(92,950)
Net transfers in/out of level 3	—
Ending Balance 4/30/19	$775,853

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below.

Fair Value at April 30, 2019	Valuation Techniques	Unobservable Input	Impact to Valuation
$100.11	Spread to comparable security adjusted for a fixed spread as of the last trade date.	720 basis point spread to comparable security with a rate of 4.625%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

Impact of Derivatives on the Statements of Operations

The derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of April 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate Futures	Net realized loss from futures contracts;
Contracts	Net change in unrealized appreciation from futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended April 30, 2019:

Realized gain/(loss) on derivatives recognized in the Statements of Operations

		Total for the
Derivative Investment Type	Interest Rate Risk	Period ended April 30, 2019
Futures contracts	$261,732	$261,732

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the
Statements of Operations
		Total for the
		Period ended April 30,
Derivative Investment Type	Interest Rate Risk	2019
Futures contracts	$(566,257)	$(566,257)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2016 to October 31, 2018, or expected to be taken in the Fund’s October 31, 2019 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPLE INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed in these Notes to Financial Statements. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to: active trading risk, common stock risk, credit risk, cybersecurity risk, emerging markets risks, futures contract risk, hedging transactions risk, high yield risk, index risk, issuer-specific risk, investment companies and exchange-traded funds risks,

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

leveraging risk, liquidity risk, management risk, market risk, market events risk, MLP risk, prepayment and extension risk, regulatory risk, securities lending risk, short sales risk, swap risk, valuation risk and variable or floating rate securities.

Bank Loan Risk - The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Currency Risk - The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Convertible Securities Risk - The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Derivatives Risk - The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign (non-U.S.) Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six-month period ended April 30, 2019, amounted to $112,098,654 and $33,101,833, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Anfield Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets totaling $1,043,545 for the six months ended April 30, 2019.

The Advisor has contractually agreed to reduce its fees and/or reimburse expenses of the Fund (The “Waiver Agreement”), until at least March 1, 2020, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.50%, 2.25%, and 1.25% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date such fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The expense limits in effect prior to their expiration on March 1, 2018 were 1.20%, 1.95% and 0.95% for Class A, Class C and Class I shares. If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolios’ Operating Expenses are subsequently less than 1.50%, 2.25%, and 1.25% or 1.20%, 1.95% and 0.95% for Class A, Class C and Class I, respectively, prior to March 1, 2018 of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver. If the Fund’s Total Operating Expenses subsequently exceed 1.50%, 2.25%, and 1.25% or 1.20%, 1.95% and 0.95% for Class A, Class C and Class I, respectively, prior to March 1, 2018 per annum of the average daily net assets the reimbursements shall be suspended. No recoupment amount will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a recoupment is in the best interest of the Fund and its shareholders.

During the six months ended April 30, 2019, the Advisor did not waive any fees or expenses. The Advisor can recoup waived and reimbursed expenses of $323,873 until October 31, 2019, $355,837 until October 31, 2020 and $128,740 until October 31, 2021.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor” and “NLD”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six-months ended April 30, 2019, the Distributor received $10,866 and $0 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $1,566 and $0 was retained by the principal underwriter for Class A and Class C shares, respectively.

Class C shares and Class I shares of the Fund are not subject to an initial sales charge.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from GFS under the administrative servicing agreement.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $299,732,328 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$4,819,451
Gross unrealized depreciation:	(4,141,385)
Net unrealized appreciation:	$678,066

The tax character of distributions paid during the fiscal years ended October 31, 2018 and October 31, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2018	October 31, 2017
Ordinary Income	$4,681,912	$2,110,078
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$4,681,912	$2,110,078

As of October 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,248,220	$—	$—	$—	$—	$2,637,627	$3,885,847

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures and adjustments to perpetual bonds.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2019 the following held in excess of 25% of the voting securities of the Fund listed for the sole benefit of customers and may be deemed to control the Fund: Charles Schwab & Co. held 25.12% of the voting securities of the Fund for the sole benefit of customers and may be deemed to control the Fund.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2019

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/18	4/30/19	11/1/18 – 4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,002.80	$ 7.01	1.41%
Class C	1,000.00	998.30	10.72	2.16
Class I	1,000.00	1,004.00	5.76	1.16

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/18	4/30/19	11/1/18 – 4/30/19	1/1/18 – 4/30/19
Class A	$1,000.00	$1,017.80	$ 7.06	1.41%
Class C	1,000.00	1,014.13	10.81	2.16
Class I	1,000.00	1,019.04	5.81	1.16

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-Port. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q and Form N-Port are available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/6/2019

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 7/6/2019